Commitments and Contingencies (Details Narrative)						1 Months Ended			6 Months Ended
	Sep. 01, 2023 USD ($)	Sep. 07, 2022 USD ($)	Aug. 10, 2022 USD ($)	Aug. 09, 2022 USD ($)	Nov. 13, 2020 CNY (¥)	Apr. 30, 2023 USD ($)	Apr. 18, 2022 USD ($)	Mar. 23, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Operating Leases, Rent Expense									$ 154,050	$ 242,249
Tantech Energy [Member]
Operating lease annual rent | ¥					¥ 26,000
Shenzhen E-Motors [Member]
Operating lease annual rent									6,400
Tantech Charcoal [Member]
Operating lease annual rent									179,000
Tantech [Member]
Operating lease annual rent	$ 45,600						$ 76,680
Epakia Canada [Member]
Operating lease annual rent						$ 1,715
Shangchi Automobile [Member]
Debt Dispute Commitment Amount								$ 1,600,000
Operating lease annual rent			$ 69,000	$ 144,000
Settlement awarded									22,597
Cash Remaining Frozen Bank Balance		$ 1,200,000
Payments by third party								$ 1,200,000
Accrued interest									$ 700,000